Financial Instruments and Related Risk Management (Summary of Available Credit Facilities) (Detail) $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Amount Available	$ 4,500
Unsecured revolving term credit facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Amount Available	4,500
Uncommitted revolving demand facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Amount Available	$ 1,000